Summary of Significant Accounting Policies (Summary Of Changes To Deferred Revenue) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Changes to Deferred Revenue
Deferred revenue at beginning of year	$ 4.8	$ 5.7	$ 5.7	$ 6.7
Revenue earned	(0.2)	(0.9)	(0.9)	(1.0)
Deferred revenue at end of year	$ 4.6	$ 4.8	$ 4.8	$ 5.7